EATON VANCE MUNICIPALS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectus and statement of additional information dated January 1, 2005 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 97 ("Amendment No. 97") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 97 was filed electronically with the Commission (Accession No. 0000940394-04-001185) on December 23, 2004.

                       Eaton Vance Alabama Municipals Fund
                      Eaton Vance Arkansas Municipals Fund
                       Eaton Vance Georgia Municipals Fund
                      Eaton Vance Kentucky Municipals Fund
                      Eaton Vance Louisiana Municipals Fund
                      Eaton Vance Maryland Municipals Fund
                      Eaton Vance Missouri Municipals Fund
                   Eaton Vance North Carolina Municipals Fund
                       Eaton Vance Oregon Municipals Fund
                   Eaton Vance South Carolina Municipals Fund
                      Eaton Vance Tennessee Municipals Fund
                      Eaton Vance Virginia Municipals Fund

                                            EATON VANCE MUNICIPALS TRUST


                                            By: /s/ James L. O'Connor
                                                ----------------------------
                                                James L. O'Connor
                                                Treasurer


Dated:  January 3, 2005